Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000032337
Account Value [Line Items]
Line Graph and Table Measure Name	Haverford Quality Growth Stock Fund
Account Value	$ 10,000	$ 25,052	$ 19,658	$ 19,600	$ 21,574	$ 15,506	$ 14,763	$ 13,126	$ 12,143	$ 10,240	$ 10,105
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 10,000	33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
NASDAQ Dividend Achievers Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Dividend Achievers Select Total Return Index (USD)
Account Value	$ 10,000	$ 30,358	$ 23,303	$ 22,147	$ 24,142	$ 18,072	$ 16,853	$ 14,322	$ 13,107	$ 10,904	$ 10,197